Provisions	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Disclosure of provisions [text block]

Provisions

Movements by Class of Provisions

in € m.	Operational Risk	Civil Litigation	Regulatory Enforcement	Re- structuring	Other	Total[1]
Balance as of January 1, 2018	275	1,115	897	696	889	3,873
Changes in the group of consolidated companies	0	0	0	1	(2)	(2)
New provisions	27	334	125	427	765	1,677
Amounts used	54	673	364	344	862	2,296
Unused amounts reversed	41	160	206	185	364	956
Effects from exchange rate fluctuations/Unwind of discount	5	42	41	(1)	(1)	87
Transfers	2	25	6	(9)	9	33
Balance as of December 31, 2018	215	684	499	585	433	2,416
Changes in the group of consolidated companies	(0)	0	0	(0)	(2)	(2)
New provisions	43	533	74	603	593	1,846
Amounts used	22	591	34	395	546	1,589
Unused amounts reversed	116	128	3	125	87	459
Effects from exchange rate fluctuations/Unwind of discount	(0)	8	9	(10)	2	8
Transfers	(0)	39	(1)	27	(9)	56
Balance as of December 31, 2019	119	544	543	684	384	2,276

[1]For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 "Allowance for Credit Losses", in which allowances for credit related off-balance sheet positions are disclosed.

Classes of Provisions

Operational Risk provisions arise out of operational risk and exclude civil litigation and regulatory enforcement provisions, which are presented as separate classes of provisions. Operational risk is the risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. The definition used for the purposes of determining operational provisions differs from the risk management definition, as it excludes risk of loss resulting from civil litigation and regulatory enforcement matters. For risk management purposes, operational risk includes legal risk, as payments to customers, counterparties and regulatory bodies in civil litigations or regulatory enforcement matters constitute loss events for operational shortcomings, but excludes business and reputational risk.

Civil Litigation provisions arise out of current or potential claims or proceedings alleging non-compliance with contractual or other legal or regulatory responsibilities, which have resulted or may result in demands from customers, counterparties or other parties in civil litigations.

Regulatory Enforcement provisions arise out of current or potential claims or proceedings alleging non-compliance with legal or regulatory responsibilities, which have resulted or may result in an assessment of fines or penalties by governmental regulatory agencies, self-regulatory organizations or other enforcement authorities.

Restructuring provisions arise out of restructuring activities. The Group aims to enhance its long-term competitiveness through major reductions in costs, duplication and complexity in the years ahead. For details see Note 10 "Restructuring".

Other provisions include several specific items arising from a variety of different circumstances, including the provision for the reimbursement of loan processing fees, deferred sales commissions, provisions for bank levies and mortgage repurchase demands.

Provisions and Contingent Liabilities

The Group recognizes a provision for potential loss only when there is a present obligation arising from a past event that is probable to result in an economic outflow that can be reliably estimated. Where a reliable estimate cannot be made for such an obligation, no provision is recognized and the obligation is deemed a contingent liability. Contingent liabilities also include possible obligations for which the possibility of future economic outflow is more than remote but less than probable. Where a provision has been taken for a particular claim, no contingent liability is recorded; for matters or sets of matters consisting of more than one claim, however, provisions may be recorded for some claims, and contingent liabilities (or neither a provision nor a contingent liability) may be recorded for others.

The Group operates in a legal and regulatory environment that exposes it to significant litigation risks. As a result, the Group is involved in litigation, arbitration and regulatory proceedings and investigations in Germany and in a number of jurisdictions outside Germany, including the United States. In recent years, regulation and supervision in a number of areas have increased, and regulators, governmental bodies and others have sought to subject financial services providers to increasing oversight and scrutiny, which in turn has led to additional regulatory investigations and enforcement actions which are often followed by civil litigation. This trend has accelerated markedly as a result of the global financial crisis.

In determining for which of the claims the possibility of a loss is probable, or less than probable but more than remote, and then estimating the possible loss for those claims, the Group takes into consideration a number of factors, including but not limited to the nature of the claim and its underlying facts, the procedural posture and litigation history of each case, rulings by the courts or tribunals, the Group’s experience and the experience of others in similar cases (to the extent this is known to the Group), prior settlement discussions, settlements by others in similar cases (to the extent this is known to the Group), available indemnities and the opinions and views of legal counsel and other experts.

The provisions the Group has recognized for civil litigation and regulatory enforcement matters as of December 31, 2019 and December 31, 2018 are set forth in the table above. For some matters for which the Group believes an outflow of funds is probable, no provisions were recognized as the Group could not reliably estimate the amount of the potential outflow.

For the matters for which a reliable estimate can be made, the Group currently estimates that, as of December 31, 2019, the aggregate future loss of which the possibility is more than remote but less than probable is approximately € 1.8 billion for civil litigation matters (December 31, 2018: € 2.5 billion) and € 0.2 billion for regulatory enforcement matters (December 31, 2018: € 0.2 billion). These figures include matters where the Group’s potential liability is joint and several and where the Group expects any such liability to be paid by a third party. For other significant civil litigation and regulatory enforcement matters, the Group believes the possibility of an outflow of funds is more than remote but less than probable but the amount is not reliably estimable, and accordingly such matters are not included in the contingent liability estimates. For still other significant civil litigation and regulatory enforcement matters, the Group believes the possibility of an outflow of funds is remote and therefore has neither recognized a provision nor included them in the contingent liability estimates.

This estimated possible loss, as well as any provisions taken, is based upon currently available information and is subject to significant judgment and a variety of assumptions, variables and known and unknown uncertainties. These uncertainties may include inaccuracies in or incompleteness of the information available to the Group, particularly at the preliminary stages of matters, and assumptions by the Group as to future rulings of courts or other tribunals or the likely actions or positions taken by regulators or adversaries may prove incorrect. Moreover, estimates of possible loss for these matters are often not amenable to the use of statistical or other quantitative analytical tools frequently used in making judgments and estimates, and are subject to even greater degrees of uncertainty than in many other areas where the Group must exercise judgment and make estimates. The estimated possible loss, as well as any provisions taken, can be and often are substantially less than the amount initially requested by regulators or adversaries or the maximum potential loss that could be incurred were the matters to result in a final adjudication adverse to the Group. Moreover, in several regions in which the Group operates, an adversary often is not required to set forth the amount it is seeking, and where it is, the amount may not be subject to the same requirements that generally apply to pleading factual allegations or legal claims.

The matters for which the Group determines that the possibility of a future loss is more than remote will change from time to time, as will the matters as to which a reliable estimate can be made and the estimated possible loss for such matters. Actual results may prove to be significantly higher or lower than the estimate of possible loss in those matters where such an estimate was made. In addition, loss may be incurred in matters with respect to which the Group believed the likelihood of loss was remote. In particular, the estimated aggregate possible loss does not represent the Group’s potential maximum loss exposure for those matters.

The Group may settle litigation or regulatory proceedings or investigations prior to a final judgment or determination of liability. It may do so to avoid the cost, management efforts or negative business, regulatory or reputational consequences of continuing to contest liability, even when the Group believes it has valid defenses to liability. It may also do so when the potential consequences of failing to prevail would be disproportionate to the costs of settlement. Furthermore, the Group may, for similar reasons, reimburse counterparties for their losses even in situations where it does not believe that it is legally compelled to do so.

Current Individual Proceedings

Set forth below are descriptions of civil litigation and regulatory enforcement matters or groups of matters for which the Group has taken material provisions, or for which there are material contingent liabilities that are more than remote, or for which there is the possibility of material business or reputational risk; similar matters are grouped together and some matters consist of a number of proceedings or claims. The disclosed matters include matters for which the possibility of a loss is more than remote but for which the Group cannot reliably estimate the possible loss. Sets of matters are presented in English-language alphabetical order based on the titles the Group has used for them.

Cum-ex Investigations and Litigations. Deutsche Bank has received inquiries from law enforcement authorities, including requests for information and documents, in relation to cum-ex transactions of clients. "Cum-ex" refers to trading activities in German shares around dividend record dates (trade date before and settlement date after dividend record date) for the purpose of obtaining German tax credits or refunds in relation to withholding tax levied on dividend payments including, in particular, transaction structures that have resulted in more than one market participant claiming such credit or refund with respect to the same dividend payment. Deutsche Bank is cooperating with the law enforcement authorities in these matters.

The Public Prosecutor in Cologne (Staatsanwaltschaft Köln, "CPP") has been conducting a criminal investigation since August 2017 concerning two former employees of Deutsche Bank in relation to cum-ex transactions of certain former clients of the Bank. Deutsche Bank is a potential secondary participant pursuant to Section 30 of the German Law on Administrative Offences in this proceeding. This proceeding could result in a disgorgement of profits and fines. Deutsche Bank is cooperating with the CPP. At the end of May and beginning of June 2019, the CPP initiated criminal investigations against further current and former employees of Deutsche Bank and five former Management Board members. The investigation is still at an early stage and the scope of the investigation may be broadened.

Deutsche Bank acted as participant in and filed withholding tax refund claims through the electronic refund procedure (elektronisches Datenträgerverfahren) on behalf of, inter alia, two former custody clients in connection with their cum-ex transactions. In February 2018, Deutsche Bank received from the German Federal Tax Office (Bundeszentralamt für Steuern, "FTO") a demand of approximately € 49 million for tax refunds paid to a former custody client. Deutsche Bank expects to receive a formal notice for the same amount. On December 20, 2019, Deutsche Bank received a liability notice from the FTO requesting payment of € 2.1 million by January 20, 2020 in connection with tax refund claims Deutsche Bank had submitted on behalf of another former custody client. On January 20, 2020, Deutsche Bank made the requested payment and filed an objection against the liability notice. The FTO has set a deadline for submission by Deutsche Bank of the reasoning for the objection of March 31, 2020.

By letter dated February 26, 2018, The Bank of New York Mellon SA/NV ("BNY") informed Deutsche Bank of its intention to seek indemnification for potential cum-ex related tax liabilities incurred by BHF Asset Servicing GmbH ("BAS") and/or Frankfurter Service Kapitalanlage-GmbH ("Service KAG", now named BNY Mellon Service Kapitalanlage-Gesellschaft mbH). Deutsche Bank had acquired BAS and Service KAG as part of the acquisition of Sal. Oppenheim in 2010 and sold them to BNY in the same year. BNY estimates the potential tax liability to amount to up to € 120 million (excluding interest of 6 per cent p.a.). On August 19, 2019, the Regional Court Bonn issued an order making Service KAG, as fund administrator to certain investment funds that were potentially involved in cum-ex transactions in 2009/2010, a third party subject to confiscation under the German Criminal Code in connection with a criminal trial against certain other individuals. Such confiscation in relation to Service KAG could relate to a significant portion of the aforementioned potential tax liability (plus interest of 6 per cent p.a.). The criminal trial commenced on September 4, 2019 and is still ongoing. On December 10, 2019, counsel to BNY forwarded to Deutsche Bank two hearing letters from the FTO that were addressed to BAS with respect to its function as depot bank to certain other investment funds. In these letters, the FTO stated that a potential liability of BAS exists and that BAS should expect a liability notice in this regard. BNY responded to the hearing letters on December 30, 2019.

On February 6, 2019, the Regional Court (Landgericht) Frankfurt am Main served Deutsche Bank with a claim by M.M.Warburg & CO Gruppe GmbH and M.M.Warburg & CO (AG & Co.) KGaA (together "Warburg") in connection with cum-ex transactions of Warburg with a custody client of Deutsche Bank during 2007 to 2011. Warburg claims from Deutsche Bank indemnification against German taxes in relation to transactions conducted in the years 2010 and 2011. Further, Warburg claims compensation of unspecified damages relating to these transactions and declaratory relief that Deutsche Bank will have to indemnify Warburg against any potential future tax assessments for cum-ex transactions conducted in the years 2007 to 2009. According to Warburg’s claim, the Hamburg Tax Office has claimed from Warburg German taxes of approximately € 42.7 million plus interest of approximately € 14.6 million for 2010 and German taxes of approximately € 4 million plus interest of approximately € 1.6 million for 2011. According to the claim, neither taxes nor interest have yet been assessed against Warburg for the years 2007 to 2009. Deutsche Bank estimates that for the years 2007 to 2009 the aggregate amount of German taxes and interest could be as high as approximately € 88.9 million and approximately € 45.9 million, respectively. On May 15, 2019, Deutsche Bank filed its statement of defense with the Regional Court Frankfurt am Main rejecting any liability towards Warburg. On July 22, 2019, Deutsche Bank received Warburg’s response statement. Deutsche Bank responded on October 21, 2019. On December 20, 2019, Deutsche Bank received the notice from the Regional Court Frankfurt am Main that the hearing date is scheduled for April 20, 2020.

The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

Danske Bank Estonia Investigations. Deutsche Bank has received requests for information from regulatory and law enforcement agencies concerning the Bank’s correspondent banking relationship with Danske Bank, including the Bank’s historical processing of correspondent banking transactions on behalf of customers of Danske Bank’s Estonia branch prior to cessation of the correspondent banking relationship with that branch in 2015. Deutsche Bank is providing information to and otherwise cooperating with the investigating agencies. The Bank has also completed an internal investigation into these matters, including of whether any violations of law, regulation or policy occurred and the effectiveness of the related internal control environment. Additionally, on September 23 and 24, 2019, based on a search warrant issued by the Local Court (Amtsgericht) in Frankfurt, the Frankfurt public prosecutor’s office conducted investigations into Deutsche Bank. The investigations are in connection with suspicious activity reports relating to money laundering at Danske Bank. The Bank is cooperating in the investigation.

The Group has not established a provision or contingent liability with respect to this matter.

FX Investigations and Litigations. Deutsche Bank has received requests for information from certain regulatory and law enforcement agencies globally who investigated trading in, and various other aspects of, the foreign exchange market. Deutsche Bank cooperated with these investigations. Relatedly, Deutsche Bank has conducted its own internal global review of foreign exchange trading and other aspects of its foreign exchange business.

On October 19, 2016, the US Commodity Futures Trading Commission (CFTC), Division of Enforcement issued a letter ("CFTC Letter") notifying Deutsche Bank that the CFTC Division of Enforcement "is not taking any further action at this time and has closed the investigation of Deutsche Bank" regarding foreign exchange. As is customary, the CFTC Letter states that the CFTC Division of Enforcement "maintains the discretion to decide to reopen the investigation at any time in the future." The CFTC Letter has no binding impact on other regulatory and law enforcement agency investigations regarding Deutsche Bank’s foreign exchange trading and practices.

On December 7, 2016, it was announced that Deutsche Bank reached an agreement with CADE, the Brazilian antitrust enforcement agency, to settle an investigation into conduct by a former Brazil-based Deutsche Bank trader. As part of that settlement, Deutsche Bank paid a fine of BRL 51 million and agreed to continue to comply with the CADE’s administrative process until it is concluded. This resolves CADE’s administrative process as it relates to Deutsche Bank, subject to Deutsche Bank’s continued compliance with the settlement terms.

On February 13, 2017, the U.S. Department of Justice (DOJ), Criminal Division, Fraud Section, issued a letter ("DOJ Letter") notifying Deutsche Bank that the DOJ has closed its criminal inquiry "concerning possible violations of federal criminal law in connection with the foreign exchange markets." As is customary, the DOJ Letter states that the DOJ may reopen its inquiry if it obtains additional information or evidence regarding the inquiry. The DOJ Letter has no binding impact on other regulatory and law enforcement agency investigations regarding Deutsche Bank’s foreign exchange trading and practices.

On April 20, 2017, it was announced that Deutsche Bank AG, DB USA Corporation and Deutsche Bank AG New York Branch reached an agreement with the Board of Governors of the Federal Reserve System to settle an investigation into Deutsche Bank’s foreign exchange trading and practices. Under the terms of the settlement, Deutsche Bank entered into a cease-and-desist order, and agreed to pay a civil monetary penalty of US$ 137 million. In addition, the Federal Reserve ordered Deutsche Bank to "continue to implement additional improvements in its oversight, internal controls, compliance, risk management and audit programs" for its foreign exchange business and other similar products, and to periodically report to the Federal Reserve on its progress.

On June 20, 2018, it was announced that Deutsche Bank AG and Deutsche Bank AG New York Branch reached an agreement with the New York State Department of Financial Services (DFS) to settle an investigation into Deutsche Bank’s foreign exchange trading and sales practices. Under the terms of the settlement, Deutsche Bank entered into a consent order, and agreed to pay a civil monetary penalty of US$ 205 million. In addition, the DFS ordered Deutsche Bank to continue to implement improvements in its oversight, internal controls, compliance, risk management and audit programs for its foreign exchange business, and to periodically report to the DFS on its progress.

Investigations conducted by certain other regulatory agencies are ongoing, and Deutsche Bank has cooperated with these investigations.

There are currently two U.S. actions pending against Deutsche Bank. On February 25, 2020, plaintiffs in the "Indirect Purchasers" action pending in the U.S. District Court for the Southern District of New York (Contant, et al. v. Bank of America Corp., et al.) informed the court of a global settlement with all defendants remaining in that action, including Deutsche Bank. Pending preliminary and final settlement approval orders approving Deutsche Bank’s settlement, plaintiffs will dismiss with prejudice all claims alleged against Deutsche Bank in that action. Filed on November 7, 2018, Allianz, et al. v. Bank of America Corporation, et al., was brought on an individual basis by a group of asset managers who opted out of the settlement in a consolidated action (In re Foreign Exchange Benchmark Rates Antitrust Litigation). Plaintiffs filed a second amended complaint on June 11, 2019. Defendants’ motion to dismiss the second amended complaint is pending. Discovery has commenced pending resolution of defendants’ motion to dismiss.

Deutsche Bank also has been named as a defendant in two Canadian class proceedings brought in the provinces of Ontario and Quebec. Filed on September 10, 2015, these class actions assert factual allegations similar to those made in the consolidated action in the United States and seek damages pursuant to the Canadian Competition Act as well as other causes of action. Plaintiffs in the Ontario action have moved for class certification. Deutsche Bank has opposed and a hearing on the class certification motion was held during the week of February 24, 2020.

Deutsche Bank has also been named as a defendant in an amended and consolidated class action filed in Israel. This action asserts factual allegations similar to those made in the consolidated action in the United States and seeks damages pursuant to Israeli antitrust law as well as other causes of action. This action is in preliminary stages and Deutsche Bank has not yet been formally served.

The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

Interbank and Dealer Offered Rates Matters. Regulatory and Law Enforcement Matters. Deutsche Bank has responded to requests for information from, and cooperated with, various regulatory and law enforcement agencies, in connection with industry-wide investigations concerning the setting of the London Interbank Offered Rate (LIBOR), Euro Interbank Offered Rate (EURIBOR), Tokyo Interbank Offered Rate (TIBOR) and other interbank and/or dealer offered rates.

As previously reported, Deutsche Bank paid € 725 million to the European Commission pursuant to a settlement agreement dated December 4, 2013 in relation to anticompetitive conduct in the trading of interest rate derivatives.

Also as previously reported, on April 23, 2015, Deutsche Bank entered into separate settlements with the DOJ, the CFTC, the UK Financial Conduct Authority (FCA), and the New York State Department of Financial Services (DFS) to resolve investigations into misconduct concerning the setting of LIBOR, EURIBOR, and TIBOR. Under the terms of these agreements, Deutsche Bank paid penalties of US$ 2.175 billion to the DOJ, CFTC and DFS and GBP 226.8 million to the FCA. As part of the resolution with the DOJ, DB Group Services (UK) Limited (an indirectly-held, wholly-owned subsidiary of Deutsche Bank) pled guilty to one count of wire fraud in the U.S. District Court for the District of Connecticut and Deutsche Bank entered into a Deferred Prosecution Agreement with a three year term pursuant to which it agreed (among other things) to the filing of an Information in the U.S. District Court for the District of Connecticut charging Deutsche Bank with one count of wire fraud and one count of price fixing in violation of the Sherman Act. On April 23, 2018, the Deferred Prosecution Agreement expired, and the U.S. District Court for the District of Connecticut subsequently dismissed the criminal Information against Deutsche Bank.

Also, as previously reported, on March 20, 2017, Deutsche Bank paid CHF 5.4 million to the Swiss Competition Commission (WEKO) pursuant to a settlement agreement in relation to Yen LIBOR.

On October 25, 2017, Deutsche Bank entered into a settlement with a working group of U.S. state attorneys general resolving their interbank offered rate investigation. Among other conditions, Deutsche Bank made a settlement payment of US$ 220 million.

Other investigations of Deutsche Bank concerning the setting of various interbank and/or dealer offered rates remain ongoing.

The Group has not disclosed whether it has established a provision or contingent liability with respect to the remaining investigations because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

Overview of Civil Litigations. Deutsche Bank is party to 42 U.S. civil actions concerning alleged manipulation relating to the setting of various interbank and/or dealer offered rates which are described in the following paragraphs, as well as single actions pending in each of the UK, Israel and Argentina. Most of the civil actions, including putative class actions, are pending in the U.S. District Court for the Southern District of New York (SDNY), against Deutsche Bank and numerous other defendants. All but three of the US civil actions were filed on behalf of parties who allege losses as a result of manipulation relating to the setting of US dollar LIBOR. The three civil actions pending against Deutsche Bank that do not relate to US dollar LIBOR were also filed in the SDNY, and include one consolidated action concerning Pound Sterling (GBP) LIBOR, one action concerning Swiss franc (CHF) LIBOR, and one action concerning two Singapore Dollar (SGD) benchmark rates, the Singapore Interbank Offered Rate (SIBOR) and the Swap Offer Rate (SOR).

Claims for damages for all 42 of the U.S. civil actions discussed have been asserted under various legal theories, including violations of the U.S. Commodity Exchange Act, federal and state antitrust laws, the US Racketeer Influenced and Corrupt Organizations Act, and other federal and state laws. The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

US dollar LIBOR. With two exceptions, all of the U.S. civil actions concerning US dollar LIBOR are being coordinated as part of a multidistrict litigation (the "US dollar LIBOR MDL") in the SDNY. In light of the large number of individual cases pending against Deutsche Bank and their similarity, the civil actions included in the US dollar LIBOR MDL are now subsumed under the following general description of the litigation pertaining to all such actions, without disclosure of individual actions except when the circumstances or the resolution of an individual case is material to Deutsche Bank.

Following a series of decisions in the US dollar LIBOR MDL between March 2013 and March 2019 narrowing their claims, plaintiffs are currently asserting antitrust claims, claims under the U.S. Commodity Exchange Act and U.S. Securities Exchange Act and state law fraud, contract, unjust enrichment and other tort claims. The court has also issued decisions dismissing certain plaintiffs’ claims for lack of personal jurisdiction and on statute of limitations grounds.

On December 20, 2016, the district court issued a ruling dismissing certain antitrust claims while allowing others to proceed. Multiple plaintiffs have filed appeals of the district court’s December 20, 2016 ruling to the U.S. Court of Appeals for the Second Circuit, and those appeals are proceeding in parallel with the ongoing proceedings in the district court. Briefing of the appeals is complete, and oral argument was heard on May 24, 2019.

On July 13, 2017, Deutsche Bank executed a settlement agreement in the amount of US$ 80 million with plaintiffs to resolve a putative class action pending as part of the US dollar LIBOR MDL asserting claims based on alleged transactions in Eurodollar futures and options traded on the Chicago Mercantile Exchange (Metzler Investment GmbH v. Credit Suisse Group AG). The settlement agreement was submitted to the court for preliminary approval on October 11, 2017, and the court granted preliminary approval on March 2, 2020. The settlement amount is already fully reflected in existing litigation provisions and no additional provisions have been taken for this settlement. The settlement agreement is subject to further review and approval by the court.

Plaintiff in one of the non-MDL cases proceeding in the SDNY moved to amend its complaint following a dismissal of its claims. On March 20, 2018, the court denied plaintiff’s motion for leave to amend and entered judgment in the action, closing the case. Plaintiff appealed the court’s decision, and on April 30, 2019, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s decision. On July 29, 2019, the plaintiff sought further review from the U.S. Supreme Court, which was denied on October 7, 2019. Accordingly, the action is not included in the total number of actions above.

In January and March 2019, plaintiffs filed three putative class action complaints in the SDNY against several financial institutions, alleging that the defendants, members of the panel of banks that provided US dollar LIBOR submissions, the organization that administers LIBOR, and their affiliates, conspired to suppress US dollar LIBOR submissions from February 1, 2014 through the present. These actions were subsequently consolidated under In re ICE LIBOR Antitrust Litigation, and on July 1, 2019, the plaintiffs filed a consolidated amended complaint. The consolidated action is the subject of fully briefed motions to dismiss, and oral argument was heard on January 30, 2020. This action is not part of the US dollar LIBOR MDL.

There is a further UK civil action regarding US dollar LIBOR brought by the U.S. Federal Deposit Insurance Corporation, in which a claim for damages has been asserted pursuant to Article 101 of The Treaty on the Functioning of the European Union, Section 2 of Chapter 1 of the UK Competition Act 1998 and U.S. state laws. Deutsche Bank is defending this action.

A further class action regarding LIBOR, EURIBOR and TIBOR has been filed in Israel seeking damages for losses incurred by Israeli individuals and entities. Deutsche Bank is contesting service and jurisdiction.

A further class action regarding LIBOR has been filed in Argentina seeking damages for losses allegedly suffered by holders of Argentine bonds that calculated interest rates based on LIBOR. Deutsche Bank is defending this action.

SIBOR and SOR. A putative class action alleging manipulation of the Singapore Interbank Offered Rate (SIBOR) and Swap Offer Rate (SOR) remains pending. On July 26, 2019, the SDNY granted the defendants’ motion to dismiss the action, dismissing all claims against Deutsche Bank, and denied plaintiff’s motion for leave to file a fourth amended complaint. Plaintiff appealed that decision to the US Court of Appeals for the Second Circuit.

GBP LIBOR. A putative class action alleging manipulation of the Pound Sterling (GBP) LIBOR remains pending. On December 21, 2018, the SDNY partially granted defendants’ motions to dismiss the action, dismissing all claims against Deutsche Bank. On August 16, 2019, the court denied plaintiffs’ motion for partial reconsideration of the court’s December 21, 2018 decision. Plaintiffs have filed a notice of appeal; the US Court of Appeals for the Second Circuit has ordered that the appeal be held in abeyance pending that court’s decision in the appeal of the SIBOR and SOR class action.

CHF LIBOR. A putative class action alleging manipulation of the Swiss Franc (CHF) LIBOR remains pending. On September 16, 2019, the SDNY granted defendants’ motion to dismiss the action, dismissing all claims against Deutsche Bank. Plaintiffs have filed a notice of appeal; the U.S. Court of Appeals for the Second Circuit has ordered that the appeal be held in abeyance pending that court’s decision in the appeal of the SIBOR and SOR class action.

CDOR. A putative class action alleging manipulation of the Canadian Dealer Offered Rate (CDOR) was filed in the SDNY. On March 14, 2019, the court granted defendants’ motions to dismiss the amended complaint, dismissing all claims against Deutsche Bank. Plaintiff filed a notice of appeal. On July 25, 2019, the plaintiff stipulated to the withdrawal of its appeal. Accordingly, the action is not included in the total number of actions above.

Investigations Into Referral Hiring Practices and Certain Business Relationships. On August 22, 2019, Deutsche Bank reached a settlement with the U.S. Securities and Exchange Commission (SEC) to resolve its investigation into the Bank’s hiring practices related to candidates referred by clients, potential clients and government officials. The Bank agreed to pay US $ 16 million as part of the settlement. The U.S. Department of Justice (DOJ) has closed its investigation of the Bank regarding its hiring practices. Certain regulators and law enforcement authorities in various jurisdictions, including the SEC and the DOJ, are investigating, among other things, Deutsche Bank’s compliance with the U.S. Foreign Corrupt Practices Act and other laws with respect to the Bank’s engagement of finders and consultants. Deutsche Bank is responding to and continuing to cooperate with these investigations. Certain regulators in other jurisdictions have also been briefed on these investigations. The Group has recorded a provision with respect to certain of these regulatory investigations. The Group has not disclosed the amount of this provision because it has concluded that such disclosure can be expected to prejudice seriously the outcome of these regulatory investigations.

Kirch. The public prosecutor’s office in Munich (Staatsanwaltschaft München I) has conducted and is currently conducting criminal investigations in connection with the Kirch case inter alia with regard to former Deutsche Bank Management Board members. The Kirch case involved several civil proceedings between Deutsche Bank AG and Dr. Leo Kirch as well as media companies controlled by him. The key issue was whether an interview given by Dr. Rolf Breuer, then Spokesman of Deutsche Bank’s Management Board, in 2002 with Bloomberg television, during which Dr. Breuer commented on Dr. Kirch’s (and his companies’) inability to obtain financing, caused the insolvency of the Kirch companies. In February 2014, Deutsche Bank and the Kirch heirs reached a comprehensive settlement, which has ended all legal disputes between them.

The allegations of the public prosecutor are that the relevant former Management Board members failed to correct in a timely manner factual statements made by Deutsche Bank’s litigation counsel in submissions filed in one of the civil cases between Kirch and Deutsche Bank AG before the Munich Higher Regional Court and the Federal Court of Justice, after allegedly having become aware that such statements were not correct, and/or made incorrect statements in such proceedings, respectively.

On April 25, 2016, following the trial before the Regional Court Munich regarding the main investigation involving Jürgen Fitschen and four other former Management Board members, the Regional Court acquitted all of the accused, as well as the Bank, which was a secondary participant in such proceedings. On April 26, 2016, the public prosecutor filed an appeal. An appeal is limited to a review of legal errors rather than facts. On October 18, 2016, a few weeks after the written judgment was served, the public prosecutor provided notice that it will uphold its appeal only with respect to former Management Board members Jürgen Fitschen, Dr. Rolf Breuer and Dr. Josef Ackermann and that it will withdraw its appeal with respect to former Management Board members Dr. Clemens Börsig and Dr. Tessen von Heydebreck for whom the acquittal thereby becomes binding. On January 24, 2018, the Attorney General’s Office applied to convene an oral hearing before the Federal Supreme Court to decide about the Munich public prosecutor’s appeal. This oral hearing was held on October 22, 2019. On October 31, 2019, the Federal Supreme Court confirmed the acquittals in the Kirch criminal proceedings.

After the Federal Supreme Court’s judgement of October 31, 2019, the other investigations by the public prosecutor (which also deal with attempted litigation fraud in the Kirch civil proceedings) were terminated.

Mortgage-Related and Asset-Backed Securities Matters and Investigation. Regulatory and Governmental Matters. Deutsche Bank, along with certain affiliates (collectively referred in these paragraphs to as "Deutsche Bank"), received subpoenas and requests for information from certain regulators and government entities, including members of the Residential Mortgage-Backed Securities Working Group of the U.S. Financial Fraud Enforcement Task Force, concerning its activities regarding the origination, purchase, securitization, sale, valuation and/or trading of mortgage loans, residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDOs), other asset-backed securities and credit derivatives. Deutsche Bank fully cooperated in response to those subpoenas and requests for information.

On December 23, 2016, Deutsche Bank announced that it reached a settlement-in-principle with the DOJ to resolve potential claims related to its RMBS business conducted from 2005 to 2007. The settlement became final and was announced by the DOJ on January 17, 2017. Under the settlement, Deutsche Bank paid a civil monetary penalty of US$ 3.1 billion and agreed to provide US$ 4.1 billion in consumer relief.

In September 2016, Deutsche Bank received administrative subpoenas from the Maryland Attorney General seeking information concerning Deutsche Bank’s RMBS and CDO businesses from 2002 to 2009. On June 1, 2017, Deutsche Bank and the Maryland Attorney General reached a settlement to resolve the matter for US$ 15 million in cash and US$ 80 million in consumer relief (to be allocated from the overall US$ 4.1 billion consumer relief obligation agreed to as part of Deutsche Bank’s settlement with the DOJ).

The Group has recorded provisions with respect to some of the outstanding regulatory investigations but not others, a portion of which relates to the consumer relief being provided under the DOJ settlement. The Group has not disclosed the amount of these provisions because it has concluded that such disclosure can be expected to prejudice seriously the resolution of these matters.

Issuer and Underwriter Civil Litigation. Deutsche Bank has been named as defendant in numerous civil litigations brought by private parties in connection with its various roles, including issuer or underwriter, in offerings of RMBS and other asset-backed securities. These cases, described below, allege that the offering documents contained material misrepresentations and omissions, including with regard to the underwriting standards pursuant to which the underlying mortgage loans were issued, or assert that various representations or warranties relating to the loans were breached at the time of origination. The Group has recorded provisions with respect to several of these civil cases, but has not recorded provisions with respect to all of these matters. The Group has not disclosed the amount of these provisions because it has concluded that such disclosure can be expected to prejudice seriously the resolution of these matters.

Deutsche Bank is a defendant in a class action relating to its role as one of the underwriters of six RMBS offerings issued by Novastar Mortgage Corporation. No specific damages are alleged in the complaint. The lawsuit was brought by plaintiffs representing a class of investors who purchased certificates in those offerings. The parties reached a settlement to resolve the matter for a total of US$ 165 million, a portion of which was paid by the Bank. On August 30, 2017, FHFA/Freddie Mac filed an objection to the settlement and shortly thereafter appealed the district court’s denial of their request to stay settlement approval proceedings, which appeal was resolved against FHFA/Freddie Mac. The court approved the settlement on March 7, 2019 over FHFA/Freddie Mac’s objections. FHFA filed its appeal on June 28, 2019.

Deutsche Bank was or is a defendant in three actions related to RMBS offerings brought by the U.S. Federal Deposit Insurance Corporation (FDIC) as receiver for: (a) Colonial Bank (alleging no less than US$ 213 million in damages against all defendants), (b) Guaranty Bank (alleging no less than US$ 901 million in damages against all defendants), and (c) Citizens National Bank and Strategic Capital Bank (alleging an unspecified amount in damages against all defendants). In each of these actions, the appellate courts reinstated claims previously dismissed on statute of limitations grounds and petitions for rehearing and certiorari to the US Supreme Court were denied. In the case concerning Colonial Bank, on July 2, 2019, the parties executed a settlement agreement to resolve the claims relating to the one RMBS offering for which Deutsche Bank is an underwriter defendant. Deutsche Bank did not make a monetary contribution to the settlement. In the case concerning Guaranty Bank, on November 5, 2019, the parties executed a settlement agreement to resolve the claims against Deutsche Bank, and the court dismissed the action on November 21, 2019. In the case concerning Citizens National Bank and Strategic Capital Bank, on July 31, 2017, the FDIC filed a second amended complaint, which defendants moved to dismiss on September 14, 2017. On October 18, 2019, defendants’ motion to dismiss was denied.

In June 2014, HSBC, as trustee, brought an action in New York state court against Deutsche Bank to revive a prior action, alleging that Deutsche Bank failed to repurchase mortgage loans in the ACE Securities Corp. 2006-SL2 RMBS offering. The revival action was stayed during the pendency of an appeal of the dismissal of a separate action wherein HSBC, as trustee, brought an action against Deutsche Bank alleging breaches of representations and warranties made by Deutsche Bank concerning the mortgage loans in the same offering. On March 29, 2016, the court dismissed the revival action, and on April 29, 2016, plaintiff filed a notice of appeal. On July 8, 2019, plaintiff filed its opening appellate brief. On November 19, 2019, the appellate court affirmed the dismissal. On December 19, 2019, plaintiff filed a motion to appeal to the New York Court of Appeals, which was denied on February 13, 2020.

Deutsche Bank is a defendant in cases concerning two RMBS trusts that were brought initially by RMBS investors and subsequently by HSBC, as trustee, in New York state court. The cases allege breaches of loan-level representations and warranties in the ACE Securities Corp. 2006-FM1 and ACE Securities Corp. 2007-ASAP1 RMBS offerings, respectively. Both cases were dismissed on statute of limitations grounds by the trial court on March 28, 2018. Plaintiff appealed the dismissals. On April 25, 2019, the First Department affirmed the dismissals on claims for breach of representations and warranties and for breach of the implied covenant of good faith and fair dealing, but reversed the denial of the motions for leave to file amended complaints alleging failure to notify the trustee of alleged representations and warranty breaches. HSBC filed amended complaints on April 30, 2019, and Deutsche Bank filed its answers on June 3, 2019. Discovery is ongoing. On October 25, 2019, plaintiffs filed two complaints seeking to revive, under Section 205(a) of the New York Civil Practice Law and Rules, the breach of representations and warranties claims as to which dismissal was affirmed in the case concerning ACE 2006-FM1. On December 16, 2019, Deutsche Bank moved to dismiss these actions.

In the actions against Deutsche Bank solely as an underwriter of other issuers’ RMBS offerings, Deutsche Bank has contractual rights to indemnification from the issuers, but those indemnity rights may in whole or in part prove effectively unenforceable where the issuers are now or may in the future be in bankruptcy or otherwise defunct.

Trustee Civil Litigation. Deutsche Bank is a defendant in civil lawsuits brought by various groups of investors concerning its role as trustee of certain RMBS trusts. The actions generally allege claims for breach of contract, breach of fiduciary duty, breach of the duty to avoid conflicts of interest, negligence and/or violations of the U.S. Trust Indenture Act of 1939, based on the trustees’ alleged failure to perform adequately certain obligations and/or duties as trustee for the trusts.

Two putative class actions brought by a group of investors, including funds managed by BlackRock Advisors, LLC, PIMCO-Advisors, L.P., and others, were settled. One of these putative class actions was pending in the Superior Court of California until the court dismissed the action with prejudice on January 11, 2019. The second putative class action was pending in the US District Court for the Southern District of New York and was dismissed with prejudice on December 6, 2018. Two other putative class actions, brought by Royal Park Investments SA/NV in the U.S. District Court for the Southern District of New York, have also been settled, and the court dismissed both actions with prejudice on June 10, 2019.

Deutsche Bank is currently a defendant in four separate civil lawsuits, all of which involve direct claims.

The four individual lawsuits include actions by (a) the National Credit Union Administration Board ("NCUA"), as an investor in 37 trusts, which allegedly suffered total realized collateral losses of US $ 8.5 billion; (b) certain CDOs (collectively, "Phoenix Light") that hold RMBS certificates issued by 43 RMBS trusts, and seeking "hundreds of millions of dollars in damages"; (c) Commerzbank AG, as an investor in 50 RMBS trusts, seeking recovery for alleged "hundreds of millions of dollars in losses"; and (d) IKB International, S.A. in Liquidation and IKB Deutsche Industriebank AG (collectively, "IKB"), as an investor in 30 RMBS trusts, seeking more than US $ 268 million of damages. In the NCUA case, NCUA notified the court on August 31, 2018 that it was dismissing claims relating to 60 out of the 97 trusts originally at issue; on October 15, 2019, NCUA’s motion for leave to amend its complaint was granted, and Deutsche Bank’s motion to dismiss the amended complaint was granted in part and denied in part, dismissing NCUA’s tort claims but preserving its breach-of-contract claims. In the Phoenix Light case and Commerzbank case, on December 7, 2018 the parties filed motions for summary judgment, which have been fully briefed as of March 9, 2019. In the IKB case, the court heard oral argument on the trustee’s motion to dismiss on May 3, 2017, but has not yet issued a decision. Discovery is ongoing.

The Group has established contingent liabilities with respect to certain of these matters but the Group has not disclosed the amounts because it has concluded that such disclosure can be expected to prejudice seriously the outcome of these matters.

Postbank Voluntary Public Takeover Offer. On September 12, 2010, Deutsche Bank announced the decision to make a voluntary takeover offer for the acquisition of all shares in Deutsche Postbank AG (Postbank). On October 7, 2010, the Bank published the official offer document. In its takeover offer, Deutsche Bank offered Postbank shareholders consideration of € 25 for each Postbank share. The takeover offer was accepted for a total of approximately 48.2 million Postbank shares.

In November 2010, a former shareholder of Postbank, Effecten-Spiegel AG, which had accepted the takeover offer, brought a claim against Deutsche Bank alleging that the offer price was too low and was not determined in accordance with the applicable law of the Federal Republic of Germany. The plaintiff alleges that Deutsche Bank had been obliged to make a mandatory takeover offer for all shares in Postbank, at the latest, in 2009. The plaintiff avers that, at the latest in 2009, the voting rights of Deutsche Post AG in Postbank had to be attributed to Deutsche Bank AG pursuant to Section 30 of the German Takeover Act. Based thereon, the plaintiff alleges that the consideration offered by Deutsche Bank AG for the shares in Postbank in the 2010 voluntary takeover offer needed to be raised to € 57.25 per share.

The Regional Court Cologne (Landgericht) dismissed the claim in 2011 and the Cologne appellate court dismissed the appeal in 2012. The Federal Court set aside the Cologne appellate court’s judgment and referred the case back to the appellate court. In its judgment, the Federal Court stated that the appellate court had not sufficiently considered the plaintiff’s allegation that Deutsche Bank AG and Deutsche Post AG "acted in concert" in 2009.

Starting in 2014, additional former shareholders of Postbank, who accepted the 2010 tender offer, brought similar claims as Effecten-Spiegel AG against Deutsche Bank which are pending with the Regional Court Cologne and the Higher Regional Court of Cologne, respectively. On October 20, 2017, the Regional Court Cologne handed down a decision granting the claims in a total of 14 cases which were combined in one proceeding. The Regional Court Cologne took the view that Deutsche Bank was obliged to make a mandatory takeover offer already in 2008 so that the appropriate consideration to be offered in the takeover offer should have been € 57.25 per share. Taking the consideration paid into account, the additional consideration per share owed to shareholders which have accepted the takeover offer would thus amount to € 32.25. Deutsche Bank appealed this decision and the appeal has been assigned to the 13th Senate of the Higher Regional Court of Cologne, which also is hearing the appeal of Effecten-Spiegel AG.

On November 8, 2017, a hearing took place before the Higher Regional Court of Cologne in the Effecten-Spiegel case. In that hearing, the Higher Regional Court indicated that it disagreed with the conclusions of the Regional Court Cologne and took the preliminary view that Deutsche Bank was not obliged to make a mandatory takeover offer in 2008 or 2009. Initially the Higher Regional Court resolved to announce a decision on December 13, 2017. However, this was postponed to February 2018 because the plaintiff challenged the three members of the 13th Senate of the Higher Regional Court of Cologne for alleged prejudice. The challenge was rejected by the Higher Regional Court of Cologne at the end of January 2018. In February 2018, the court granted a motion by Effecten-Spiegel AG to re-open the hearing.

The Higher Regional Court informed the parties by notice dated February 19, 2019 that it has doubts that an acting in concert can be based on the contractual clauses which the Regional Court Cologne found to be sufficient to assume an acting in concert (and to grant the plaintiffs' claims in October 2017). Against this background, the Higher Regional Court resolved to take further evidence and called a number of witnesses in both cases to be heard in several hearings from October 30, 2019 onwards until at least April 2020. The individuals to be heard include current and former board members of Deutsche Bank, Deutsche Post AG and Postbank as well as other persons involved in the Postbank transaction. In addition, the court had informed the parties that it was considering to request from Deutsche Bank the production of relevant transaction documents. Thereafter, on April 15, 2019, the Higher Regional Court Cologne issued non-appealable orders for the production of relevant transaction documents by May 6, 2019. The documents produced by Deutsche Bank in accordance with these orders include the original sale and purchase agreement related to the acquisition of Postbank shares between Deutsche Bank and Deutsche Post AG dated September 12, 2008, the related postponement agreement dated December 22, 2008 and the related amendment agreement dated January 14, 2009. In addition, Deutsche Bank produced the indenture for a mandatory exchangeable bond dated February 25, 2009 as well as a pledge agreement dated December 30, 2008. The court orders only relate to the main bodies of the respective contracts, but the court may extend its orders to exhibits of those contracts at a later point in time. By order dated September 17, 2019, the Higher Regional Court ordered that the transaction documents produced to the court in May 2019 shall also be provided to the court in the original by October 7, 2019. Deutsche Bank has therefore deposited the originals of the aforementioned transaction documents with the court on October 2, 2019.

Stefan Krause, a former Deutsche Bank Management Board member, (who is to testify on request of the plaintiffs) invoked the right to refuse to give testimony because in February 2018 a law firm representing some plaintiffs in the above-mentioned civil actions had filed a criminal complaint with the public prosecutor in Frankfurt am Main against certain Deutsche Bank personnel alleging that they engaged in fraudulent conduct in connection with the takeover offer. However, the competent public prosecutors rejected opening proceedings. On April 10, 2019, the Higher Regional Court Cologne issued a non-appealable decision acknowledging Mr. Krause’s right to refuse to give testimony.

Former Deutsche Bank Management Board members Dr. Josef Ackermann, Rainer Neske and Frank Strauss also informed the Higher Regional Court Cologne, in August, September and October 2019, respectively, that they each invoke the right not to give testimony because of the aforementioned criminal complaint. In November 2019 and January 2020, respectively, the Higher Regional Court Cologne confirmed in separate interim proceedings (Zwischenverfahren) - in which Deutsche Bank was not a party - by a non-appealable decision the right to refuse to give testimony in each of these cases.

Deutsche Bank has been served with a large number of additional lawsuits filed against Deutsche Bank shortly before the end of 2017, almost all of which are now pending with the Regional Court Cologne. Some of the new plaintiffs allege that the consideration offered by Deutsche Bank AG for the shares in Postbank in the 2010 voluntary takeover should be raised to € 64.25 per share.

The claims for payment against Deutsche Bank in relation to these matters total almost € 700 million (excluding interest).

The Group has established a contingent liability with respect to these matters but the Group has not disclosed the amount of this contingent liability because it has concluded that such disclosure can be expected to prejudice seriously the outcome of these matters.

Further Proceedings Relating to the Postbank Takeover. In September 2015, former shareholders of Postbank filed in the Regional Court Cologne shareholder actions against Postbank to set aside the squeeze-out resolution taken in the shareholders meeting of Postbank in August 2015. Among other things, the plaintiffs allege that Deutsche Bank was subject to a suspension of voting rights with respect to its shares in Postbank based on the allegation that Deutsche Bank failed to make a mandatory takeover offer at a higher price in 2009. The squeeze out is final and the proceeding itself has no reversal effect, but may result in damage payments. The claimants in this proceeding refer to legal arguments similar to those asserted in the Effecten-Spiegel proceeding described above. In a decision on October 20, 2017, the Regional Court Cologne declared the squeeze-out resolution to be void. The court, however, did not rely on a suspension of voting rights due to an alleged failure of Deutsche Bank to make a mandatory takeover offer, but argued that Postbank violated information rights of Postbank shareholders in Postbank's shareholders meeting in August 2015. Postbank has appealed this decision. The Higher Regional Court Cologne scheduled an oral hearing for May 7, 2020.

The legal question of whether Deutsche Bank had been obliged to make a mandatory takeover offer for all Postbank shares prior to its 2010 voluntary takeover may also impact two pending appraisal proceedings (Spruchverfahren). These proceedings were initiated by former Postbank shareholders with the aim to increase the cash compensation offered in connection with the squeeze-out of Postbank shareholders in 2015 and the cash compensation offered and annual guaranteed dividend paid in connection with the execution of a domination and profit and loss transfer agreement (Beherrschungs- und Gewinnabführungsvertrag) between DB Finanz-Holding AG (now DB Beteiligungs-Holding GmbH) and Postbank in 2012.

The applicants in the appraisal proceedings claim that a potential obligation of Deutsche Bank to make a mandatory takeover offer for Postbank at an offer price of € 57.25 should be decisive when determining the adequate cash compensation in the appraisal proceedings. The Regional Court Cologne had originally followed this legal opinion of the applicants in two resolutions. In a decision dated June 2019, the Regional Court of Cologne expressly deviated from this legal resolution in the appraisal proceedings in connection with execution of a domination and profit and loss transfer agreement. According to this decision, the question whether Deutsche Bank was obliged to make a mandatory offer for all Postbank shares prior to its voluntary takeover offer in 2010 shall not be relevant for determining the appropriate cash compensation. It is likely that the Regional Court Cologne will take the same legal position in the appraisal proceedings in connection with the squeeze-out.

The Group has not disclosed whether it has established a provision or contingent liability with respect to this matter because it has concluded that such disclosure can be expected to prejudice seriously its outcome.

Russia/UK Equities Trading Investigation. Deutsche Bank has investigated the circumstances around equity trades entered into by certain clients with Deutsche Bank in Moscow and London that offset one another. The total volume of transactions reviewed is significant. Deutsche Bank's internal investigation of potential violations of law, regulation and policy and into the related internal control environment has concluded, and Deutsche Bank has assessed the findings identified during the investigation; to date it has identified certain violations of Deutsche Bank’s policies and deficiencies in Deutsche Bank's control environment. Deutsche Bank has advised regulators and law enforcement authorities in several jurisdictions (including Germany, Russia, the UK and the United States) of this investigation. Deutsche Bank has taken disciplinary measures with regards to certain individuals in this matter.

On January 30 and 31, 2017, the DFS and the FCA announced settlements with the Bank related to their investigations into this matter. The settlements conclude the DFS and the FCA’s investigations into the Bank’s anti-money laundering (AML) control function in its investment banking division, including in relation to the equity trading described above. Under the terms of the settlement agreement with the DFS, Deutsche Bank entered into a consent order, and agreed to pay civil monetary penalties of US$ 425 million and to engage an independent monitor for a term of up to two years. Under the terms of the settlement agreement with the FCA, Deutsche Bank agreed to pay civil monetary penalties of approximately GBP 163 million. On May 30, 2017, the Federal Reserve announced its settlement with the Bank resolving this matter as well as additional AML issues identified by the Federal Reserve. Deutsche Bank paid a penalty of US$ 41 million. Deutsche Bank also agreed to retain independent third parties to assess its Bank Secrecy Act/AML program and review certain foreign correspondent banking activity of its subsidiary Deutsche Bank Trust Company Americas. The Bank is also required to submit written remediation plans and programs.

Deutsche Bank continues to cooperate with regulators and law enforcement authorities, including the DOJ which has its own ongoing investigation into these securities trades. The Group has recorded a provision with respect to the remaining investigation. The Group has not disclosed the amount of this provision because it has concluded that such disclosure can be expected to prejudice seriously the outcome of this matter.

Sovereign, Supranational and Agency Bonds (SSA) Investigations and Litigations. Deutsche Bank has received inquiries from certain regulatory and law enforcement authorities, including requests for information and documents, pertaining to SSA bond trading. Deutsche Bank is cooperating with these investigations.

On December 20, 2018, the European Commission sent a Statement of Objections to Deutsche Bank regarding a potential breach of EU antitrust rules in relation to secondary market trading of SSA bonds denominated in US dollars. The sending of a Statement of Objections is a step in the European Commission’s investigation and does not prejudge the outcome of the investigation. Deutsche Bank has proactively cooperated with the European Commission in this matter and as a result has been granted immunity. In accordance with the European Commission’s guidelines, Deutsche Bank does not expect a financial penalty.

Deutsche Bank is a defendant in several putative class action complaints filed in the U.S. District Court for the Southern District of New York by alleged direct and indirect market participants claiming violations of antitrust law and common law related to alleged manipulation of the secondary trading market for SSA bonds. Deutsche Bank has reached an agreement to settle the actions by direct market participants for the amount of US$ 48.5 million and has recorded a provision in the same amount. The settlement is subject to court approval. The action filed on behalf of alleged indirect market participants is in its early stages.

Deutsche Bank is also a defendant in putative class actions filed on November 7, 2017 and December 5, 2017 in the Ontario Superior Court of Justice and Federal Court of Canada, respectively, claiming violations of antitrust law and the common law relating to alleged manipulation of secondary trading of SSA bonds. The complaints rely on allegations similar to those in the US class actions involving SSA bond trading, and seek compensatory and punitive damages. The cases are in their early stages.

Deutsche Bank was named as a defendant in a consolidated putative class action filed in the U.S. District Court for the Southern District of New York alleging violations of US antitrust law and a claim for unjust enrichment relating to Mexican government bond trading. In October 2019, the court granted defendants’ motion to dismiss plaintiffs’ consolidated amended complaint without prejudice. In December 2019, plaintiffs filed a Second Amended Complaint, which defendants moved to dismiss on February 21, 2020.

Deutsche Bank was also named as a defendant in several putative class action complaints filed in the US District Court for the Southern District of New York alleging violations of antitrust law and common law related to alleged manipulation of the secondary trading market for U.S. Agency bonds; on September 3, 2019, the court denied a motion to dismiss the complaint. Deutsche Bank has reached an agreement to settle the class actions for the amount of US$ 15 million, which amount was already fully reflected in existing litigation reserves and no additional provision was taken for this settlement amount. The court granted preliminary approval over the settlement on October 29, 2019, supported by an opinion issued November 8, 2019. The settlement remains subject to final court approval, and the court has scheduled a final fairness hearing for June 9, 2020. As of December 16, 2019, all other defendants also reached settlements with the class action plaintiffs, which if approved by the court will result in a total of US$ 386.5 million paid to the settlement class. A separate action was filed in the U.S. District Court for the Middle District of Louisiana on September 23, 2019, which was dismissed with prejudice as to Deutsche Bank by stipulation of the parties on October 30, 2019.

Other than as noted above, the Group has not disclosed whether it has established provisions or contingent liabilities with respect to the matters referred to above because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

Trust Preferred Securities Litigation. Deutsche Bank and certain of its affiliates and former officers are the subject of a consolidated putative class action, filed in the United States District Court for the Southern District of New York, asserting claims under the federal securities laws on behalf of persons who purchased certain trust preferred securities issued by Deutsche Bank and its affiliates between October 2006 and May 2008. In a series of opinions, the court dismissed all claims as to four of the six offerings at issue, but allowed certain alleged omissions claims relating to the November 2007 and February 2008 offerings to proceed. The district court limited claims relating to the two offerings remaining in the case to alleged failures (i) to disclose "any known trends or uncertainties that have had or that the registrant reasonably expects will have a material favorable or unfavorable impact on net sales or revenues or income from continuing operations" and (ii) to disclose "the most significant factors that make the offering speculative or risky" pursuant to Items 303 and 503 of Regulation S-K. Defendants have served Answers denying all wrongdoing. On October 2, 2018, the district court certified a plaintiff class as to both offerings. All discovery was completed and defendants moved for summary judgment. On September 24, 2019, plaintiffs informed the court that the parties have reached a settlement agreement in principle to resolve the litigation, subject to court approval and final documentation. As a result, the court stayed all proceedings pending settlement. On November 15, 2019, the settlement agreement was executed and plaintiffs moved for preliminary approval of the settlement. On February 27, 2020, the court granted preliminary approval of the settlement, and set the final approval hearing for June 11, 2020. The settlement amount is already fully reflected in existing litigation provisions.

US Treasury Securities Investigations and Litigations. Deutsche Bank has received inquiries from certain regulatory and law enforcement authorities, including requests for information and documents, pertaining to U.S. Treasuries auctions, trading, and related market activity. Deutsche Bank is cooperating with these investigations.

Deutsche Bank‘s subsidiary Deutsche Bank Securities Inc. (DBSI) was a defendant in several putative class actions alleging violations of U.S. antitrust law, the U.S. Commodity Exchange Act and common law related to the alleged manipulation of the U.S. Treasury securities market. These cases have been consolidated in the Southern District of New York. On November 16, 2017, plaintiffs filed a consolidated amended complaint, which did not name DBSI as a defendant. On December 11, 2017, the court dismissed DBSI from the class action without prejudice.

The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.